Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Aug. 14, 2025	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Entity Incorporation, Date of Incorporation	Nov. 23, 2020
Contract balance		$ 0	$ 0
Material changes		$ 0